Series B Preferred stock	Jun. 30, 2025
June 30, 2025
Series B Preferred stock

Note 5 – Series B Preferred stock

On June 13, 2025, the Company issued Series B preferred stock to certain vendors of the Company prior to the Reverse Acquisition and for the Conversion of Convertible notes payable. Under the terms of the Series B Preferred stock, the Company issued 4,400 shares to former vendors and creditors of ALDS and 8,450 shares of Series B preferred stock upon the conversion of $845,000 of assumed liabilities from the acquisition of AP4L from Calvary Funds loan (see above). Each share of the Series B Preferred Stock has a stated value of $100 per share and is convertible into shares of Common Stock at a conversion price equal to the market price of the common stock on the date of conversion. conversion based upon the previous day’s closing price of the common stock of the Company. The Series B Preferred Stock is not subject to any mandatory redemption or other similar provisions. Convertible preferred stock that is settled with a variable number of shares that have a value solely or predominantly based (at inception) on a fixed monetary amount are considered share settled debt and are accounted for as liabilities pursuant to ASC 480.  As the Series B was not immediately convertible and does not bear interest the Series B preferred stock was recorded at its fair value which was based on a third-party valuation.  The discount will be recognized as interest expense in the future.  The following is a summary of the Series B preferred stock at June 30, 2025.

June 30, 2025
Series B Preferred stock- 12,850 shares	$1,285,000
Discount	(331,288)
Total	$953,712

The settlement of $845,000 of assumed liabilities with 8,450 shares of Series B preferred stock resulted in a gain on extinguishment of $218,095 during the period ended June 30, 2025.

September 30, 2025
Series B Preferred stock

Note 5 – Series B Preferred Stock

On June 13, 2025, the Company issued Series B preferred stock to certain vendors of the Company prior to the Reverse Acquisition and for the Conversion of Convertible notes payable. Under the terms of the Series B Preferred stock, the Company issued 4,400 shares to former vendors and creditors of ALDS and 8,450 shares of Series B preferred stock upon the conversion of $845,000 of assumed liabilities from the acquisition of AP4L from Calvary Funds loan (see above). Each share of the Series B Preferred Stock has a stated value of $100 per share and is convertible into shares of Common Stock at a conversion price equal to the market price of the common stock on the date of conversion. conversion based upon the previous day’s closing price of the common stock of the Company. The Series B Preferred Stock is not subject to any mandatory redemption or other similar provisions. Convertible preferred stock that is settled with a variable number of shares that have a value solely or predominantly based (at inception) on a fixed monetary amount are considered share settled debt and are accounted for as liabilities pursuant to ASC 480. The Series B preferred stock was recorded at its fair value which was based on a third-party valuation. For the period ended September 30, 2025, the total amortized amount related to the debt discount was $36,512. As of September 30, 2025, the remaining unamortized debt discount reducing the principal balance was $294,776. The discount will be recognized as interest expense in the future. The following is a summary of the Series B preferred stock as of September 30, 2025.

September 30, 2025
Series B Preferred stock - 12,850 shares	$1,285,000
Discount	(294,776)
Total	$990,224